LOANS AND ADVANCES (Details) - HKD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Loans And Advances
Subtotal	$ 65,121,642	$ 49,799,748
Less: Allowance for credit losses	(374,604)	(85,252)
Total	64,747,038	49,714,496
Margin loans
Loans And Advances
Subtotal	60,976,139	47,833,365
Other advances
Loans And Advances
Subtotal	$ 4,145,503	$ 1,966,383